Cash Generated from Operations (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Summary of Cash Flows from Operating Activities
(1)	Cash flows from operating activities for the years ended December 31, 2022, 2023 and 2024, are as follows:

(in millions of Korean won)	2022		2023		2024
1. Profit for the year	￦	1,385,635	￦	972,182	￦	406,669
2. Adjustments to reconcile net income
Income tax expense		505,757		335,367		164,845
Interest income 1		(340,794)		(392,580)		(409,540)
Interest expense 1		320,914		410,566		432,537
Dividends income 2		(14,121)		(59,758)		(70,914)
Depreciation		2,687,191		2,773,152		2,866,974
Amortization of intangible assets		627,261		691,909		651,649
Depreciation of right-of-use assets		396,214		402,737		410,925
Provision for severance benefits (defined benefits)		240,506		196,027		234,435
Impairment losses on trade receivables		132,102		175,244		184,942
Share of net profit or loss of associates and joint ventures		16,821		44,323		(8,294)
Loss(gain) on disposal of associates and joint ventures		(38,024)		(6,982)		(19,057)
Loss(gain) on the disposal of subsidiaries		(216,591)		(28,825)		(44,690)
Loss(gain) on disposal of right-of-use assets		(978)		(1,465)		(389)
Impairment loss on property and equipment and investment in properties		16,094		7,871		7,183
Loss(gain) on disposal of property and equipment and investment in properties 3		(66,317)		511		13,894
Loss on disposal of intangible assets		6,393		3,601		9,402
Loss on impairment of intangible assets		30,674		236,106		237,877
Loss on foreign currency translation		157,017		83,899		383,045
Gain on valuation and settlement of derivatives, net		(205,381)		(37,249)		(434,765)
Gain on disposal of financial assets at fair value through profit or loss		(2,347)		(2,225)		(10,793)
Loss(Gain) on valuation of financial assets at fair value through profit or loss		44,833		13,920		95,118
Loss(gain) on disposal of financial assets at amortized cost 4		3		1		1
Others		(49,891)		158,820		166,366
3. Change in operating assets and liabilities, net of effects from purchase of controlled entity and sale of engineering division
Decrease(increase) in trade receivables		(43,787)		(124,023)		(79,503)
Increase in other receivables		(1,598,216)		(1,085,527)		384,941
Decrease(increase) in other current assets		(101,947)		250,569		77,878
Increase in other non-current assets		(120,054)		(86,030)		(102,599)
Decrease(increase) in inventories		(179,255)		(317,531)		(67,598)
Increase(decrease) in trade payables		(368,355)		121,515		(233,799)
Increase in other payables		1,103,113		829,220		(289,044)
Increase(decrease) in other current liabilities		(30,375)		414,436		620,035
Decrease in other non-current liabilities		(1,015)		(14,272)		(2,609)
Decrease in provisions		(22,115)		(5,083)		(6,536)
Increase(decrease) in deferred revenue		(384)		905		(1,900)
Decrease(increase) in plan assets		(90,771)		115,725		344,869
Payment of post-employment benefits		(343,931)		(329,861)		(562,307)

4. Cash generated from operations (1+2+3)	￦	3,835,879	￦	5,747,195	￦	5,349,248

1
Subsidiaries such as BC Card Co., Ltd. recognize interest income and expense as operating revenue and expense, respectively. Interest income of
￦
106,005 million (2022:
￦
68,869 million, 2023:
￦
112,973 million) recognized as operating revenue and interest expense of
￦
57,872 million (2022:
￦
27,060 million, 2023:
￦
55,677 million) recognized as operating expense, for the year ended December 31, 2024, are included in the adjustment

2
BC Card Co., Ltd. Recognized dividend income as operating revenue, including dividend income of
￦
1,701 million that is recognized as operating revenue for the year ended December 31, 2024 (2022:
￦
2,299 million, 2023:
￦
1,759 million).

3
KT Estate Inc. recognized gain and loss on disposal of investment properties as operating revenue and expense, respectively, including gain on disposal of investment properties of
￦
28,725 million that is recognized as operating revenue for the year ended December 31, 2024 (2023:
￦
49,752 million).

4
KT Investment CO., Ltd. and other subsidiaries of the Group recognized gain and loss on valuation of financial assets at fair value through profit or loss as operating revenue and expense, respectively, including loss on valuation of financial assets at fair value through profit or loss of
￦
576 million that is recognized as operating expense for the year ended December 31, 2024 (2023:
￦
11,112 million).

Summary of Significant Transactions not Affecting Cash Flows
(2)	Significant transactions not affecting cash flows for the years ended December 31, 2022, 2023 and 2024, are as follows:

(in millions of Korean won)	2022		2023		2024
Reclassification of the current portion of borrowings	￦	1,004,818	￦	1,731,998	￦	3,046,361
Reclassification of construction-in-progress to property and equipment		3,167,965		3,123,611		2,324,080
Reclassification of accounts payable from property and equipment		(7,055)		(293,448)		245,099
Reclassification of accounts payable from intangible assets		(197,389)		(276,491)		(291,574)
Reclassification of payable from defined benefit liabilities		(32,417)		26,246		64,103
Reclassification of payable from plan assets		28,532		(24,821)		(64,281)
Disposal of treasury stock related to acquisition of financial assets		747,161		—		—
Acquisition of financial assets related to disposal of a subsidiary		250,000		—		—
Increase in financial assets due to stock exchange		—		—		52,841